Related party transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related party transactions
Schedule of Related Party Transactions
Service agreements and products with related parties
in € THOUS
	For the six months endedJune 30, 2019		For the six months endedJune 30, 2018		June 30, 2019		December 31, 2018
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable

Service agreements(1)
Fresenius SE	77	11.972	308	10.772	402	4.032	378	4.019
Fresenius SE affiliates	1.651	47.651	1.671	46.510	938	5.139	681	8.470
Equity method investees	1.426	-	9.024	-	92	-	2.449	-
Total	3.154	59.623	11.003	57.282	1.432	9.171	3.508	12.489

Products
Fresenius SE affiliates	21.655	17.559	17.289	18.652	11.647	4.331	8.750	3.658
Equity method investees	-	256.362	-	196.976	-	80.810	-	57.975
Total	21.655	273.921	17.289	215.628	11.647	85.141	8.750	61.633

(1) In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,984 and €9,376 at June 30, 2019 and December 31, 2018, respectively.

Schedule of Related Party Lease Transactions
Lease agreements with related parties
in € THOUS
	For the six months endedJune 30, 2019			For the six months endedJune 30, 2018		June 30, 2019
	Depreciation	Interest expense	Lease expense (1)	Lease income	Lease expense	Right-of-use asset	Lease liability

Fresenius SE	2.524	250	1.955	-	4.274	33.220	33.431
Fresenius SE affiliates	6.299	715	275	-	7.318	96.385	96.672
Total	8.823	965	2.230	-	11.592	129.605	130.103

(1) Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.